Related Party Transactions	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions

Note S — Related Parties

During the Successor 2021 Period, Cosmos Intermediate, LLC paid $1,224 thousand in fees to AEI, of which $324 thousand related to management fees and $900 thousand related to transaction fees. As of June 30, 2021, $162 thousand of the related party management fees is included in accounts payable on the condensed consolidated balance sheet.

AE Industrial Partners Fund II, LP, AE Industrial Partners Fund II-A, LP and AE Industrial Partners Fund II-B, LP, the Company’s majority owners (collectively, “AE”), entered into a written support letter, dated as of July 6, 2021, with the Company to provide additional funding of up to $20,000 thousand to support its operating, investing and financing activities, in each case to the extent the Company is unable to obtain such support from another source. This additional liquidity commitment extends through the earlier of July 15, 2022, or up to the point at which the Company’s unencumbered cash balance first exceeds $30,000 thousand, including as a result of a capital transaction at an earlier date. The letter was renewed on August 20, 2021 with the same terms through the earlier of September 15, 2022 or up to the point at which the Company’s unencumbered cash balance first exceeds $30,000 thousand, including as a result of a capital transaction at an earlier date.

During the Successor Q2 2020 Period, the Successor paid $1,860 thousand in fees to AEI, of which $200 thousand related to an annual management fee and $1,660 thousand related to transaction fees. The Company made a $4,874 thousand payment to AEI in October 2020, which was reflected as an intercompany receivable due from AEI on the consolidated balance sheet as of December 31, 2020. This amount was repaid in February 2021.

Note T – Related Parties

On June 5, 2020, Cosmos Parent, LLC acquired the customer contracts and all intellectual property, including the name “Redwire”, and all of Redwire’s trademarks and goodwill associated therewith, from certain officers of the Company in exchange for 300,000 Parent Units valued at $1.00 each.

The Company made $4,874 thousand payment to AE in October 2020, which is reflected as an intercompany receivable due from AE on the consolidated balance sheet as of December 31, 2020 (Successor). This amount was repaid in February 2021.

The Company paid $2,726 thousand in acquisition support fees to AE, of which $500 thousand related to an annual management fee and $2,226 thousand related to deal closing fees from the acquisition funds flow statements.

CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

On July 30, 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On November 16, 2020, the Sponsor surrendered an aggregate of 1,437,500 founder shares, which were cancelled, resulting in an aggregate of 4,312,500 shares outstanding and held by the Sponsor. The Sponsor agreed to forfeit up to 562,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the IPO. On November 27, 2020, the underwriter partially exercised the over-allotment option resulting in 344,406

Founder Shares no longer subject to forfeiture. The underwriter has a 45-day option to exercise the over-allotment. At December 31, 2020, 218,094 shares remain subject to forfeiture. On January 7, 2021 the underwriter’s 45-day over-allotment option expired resulting in 218,094 founder shares forfeited to the company for no consideration. (See Note 4)

The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, (1) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for the payment of costs related to the IPO. The promissory note was non-interest bearing, unsecured and due on the earlier of March 31, 2021 or the closing of the IPO.

As of December 31, 2020, the Company had repaid in full $30,000 in borrowings that was outstanding under the promissory note. The loan was repaid out of the offering proceeds not held in the Trust Account.

Due to Related Party

The balance of $2,500 represents the amount accrued for the administrative support services provided by Sponsor.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement warrants at a price of $1.00 per warrant. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Service Fee

Commencing on the date of the IPO, the Company has agreed to pay the Sponsor a total of $15,000 per month for office space, secretarial and administrative services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from November 27, 2020 (date of the IPO) to December 31, 2020 the Company has incurred $15,000 in fees for these services, of which $2,500 of such amount is included in due to related party on the accompanying balance sheet.

Note 6 - Related Party Transactions

Founder Shares

On July 30, 2020, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On November 16, 2020, the Sponsor surrendered an aggregate of 1,437,500 founder shares, which were cancelled, resulting in an aggregate of 4,312,500 shares outstanding and held by the Sponsor. The Sponsor agreed to forfeit up to 562,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the IPO. On November 27, 2020, the underwriter partially exercised the over-allotment option resulting in 344,406 Founder Shares no longer subject to forfeiture. The underwriter had a 45-day option to exercise the over-allotment. On January 7, 2021 the underwriter’s 45-day over-allotment option expired resulting in 218,094 founder shares forfeited to the Company for no consideration.

The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, (1) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the

Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for the payment of costs related to the IPO. The promissory note was non-interest bearing, unsecured and due on the earlier of March 31, 2021 or the closing of the IPO. These loans were repaid in full on November 27, 2020.

The Promissory Note is no longer available to the Company.

Due to Related Party

The Sponsor or an affiliate of the sponsor occasionally incurs expenses on behalf of the Company. The liability is non-interest bearing, due on demand, and as of June 30, 2021 and December 31, 2020, an aggregate of $53,946 and $2,500, respectively remains payable.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement warrants at a price of $1.00 per warrant. As of June 30, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Service Fee

The Company entered into an agreement to pay monthly expenses for office space, administrative services, and support services to the Sponsor. The agreement terminates upon the earlier of the completion of a Business Combination or the liquidation of the Company. For the three and six month ended June 30, 2021, $53,329 was paid by a related party.

Units

The managing member of the Company’s sponsor, Genesis Park II, LP (“Genesis Park”), purchased 1,000,000 units in the IPO at the public offering price of $10.00 per unit, generating total proceeds of $10,000,000. Genesis Park has agreed to vote the Class A ordinary shares underlying such units in favor of the Business Combination and the other proposals being presented at the extraordinary general meeting. Accordingly, it is possible that other public shareholders holding only 5,141,609 of the other public shares would be required to approve the Business Combination, depending on the number of shares that are present at the meeting to approve such transaction. Of this amount, 145,000 public shares may be held by certain of our directors who purchased such number of units in the IPO at the public offering price of $10.00 per unit, including Mr. Hobby, who purchased 100,000 of such shares and 50,000 public shares may be held by a manager of the general partner of Genesis Park. In addition, 2,547,125 public shares may be held by funds managed by Crescent Park (the “Crescent Park Funds”), which has, pursuant to a Voting and Support Agreement entered into with Holdings and Redwire, agreed, among other things, to vote all of the ordinary shares held by the Crescent Park Funds in favor of the Business Combination and the other proposals being presented at the extraordinary general meeting and not to elect to redeem or tender or submit for redemption their ordinary shares in connection with the Business Combination.

As a result of the fmmder shares, private placement warrants and units that Genesis Park may hold (directly or indirectly), it may have different interests with respect to a vote on an initial business combination than other public shareholders.

Registration and Shareholder Rights Agreement

The Company has previously entered into a registration and shareholder rights agreement pursuant to which its initial shareholders and their permitted transferees, if any, are entitled to certain registration rights with respect to the private placement warrants, the securities issuable upon conversion of working capital loans (if any), and the Class A ordinary shares issuable upon exercise of the foregoing and upon conversion of the founder shares. Pursuant to such registration and shareholder rights agreement, the Sponsor, upon and following consummation of a Business Combination, will be entitled to nominate three individuals for election to the board of directors of the surviving company, as long as the Sponsor holds any securities covered by such registration and shareholder rights agreement.

Genesis Park Investments in New Redwire

In connection with the execution of the Merger Agreement, the Company entered into a subscription agreement with Genesis Park pursuant to which (i) the Company has agreed to issue and sell to Genesis Park, and Genesis Park has agreed to subscribe for and purchase from the Company, an aggregate of 1,000,000 shares of common stock of New Redwire (as defined herein) (“New Redwire Common Stock”) at a purchase price of $10.00 per share for aggregate gross proceeds of $10,000,000 and (ii) the Company entered into a subscription agreement with each of Mr. Hobby and Mr. Gibson, each of whom is a manager of the general partner of Genesis Park, and GP Three Holdings GP, LLC an entity controlled by Mr. Hobby (“GP III”) pursuant to which the Company has agreed to issue and sell to Mr. Hobby, Mr. Gibson and GP III, and each of Mr. Hobby, Mr. Gibson and GP III has agreed to subscribe for and purchase from the Company, an aggregate of 300,000 shares of New Redwire Common Stock at a purchase price of $10.00 per share for aggregate gross proceeds of $3,000,000.

The obligation of each of (i) the Company, on the one hand, and Genesis Park, Mr. Hobby, Mr. Gibson and GP III, on the other hand, to consummate the purchase and sale of such 1,300,000 shares of New Redwire Common Stock pursuant to such subscription agreements, is in each case conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions. Each such subscription agreement has been approved by the Company’s audit committee in accordance with the Company’s related persons transaction policy and will terminate upon the earlier to occur of (i) the termination of the Merger Agreement and (ii) the mutual written agreement of the parties thereto.

Following the consummation of the Business Combination, Genesis Park, Mr. Hobby, Mr. Gibson, GP III and the Sponsor will collectively own 6,544,406 shares of New Redwire Common Stock, which collectively will represent approximately 10.8% of the outstanding shares of New Redwire Common Stock, assuming that the maximum number of the Company’s Class A ordinary shares are redeemed such that the remaining funds held in the trust account after the payment of the redeeming shares’ pro-rata allocation are sufficient to satisfy the Minimum Closing Cash Condition of $185,000,000.